Subsequent events (Details)		1 Months Ended								3 Months Ended		6 Months Ended
	Aug. 01, 2023 $ / shares	Jan. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) vessel	Nov. 30, 2023 USD ($) vessel	Oct. 31, 2023 USD ($) tanker vessel	Sep. 30, 2023 USD ($) vessel tanker	Aug. 31, 2023 USD ($) vessel	Jul. 31, 2023 USD ($) tanker vessel	Jan. 31, 2023	Dec. 31, 2023 USD ($) vessel	Sep. 30, 2023 USD ($) vessel tanker $ / shares shares	Jun. 30, 2023 USD ($) vessel	Jun. 30, 2022 USD ($)	Mar. 31, 2023 tanker
Disclosure of non-adjusting events after reporting period [line items]
Net proceeds from sales of vessels												$ 0	$ 541,187,000
Payments of lease liabilities, classified as financing activities												250,626,000	52,568,000
Issuance of debt												391,482,000	122,637,000
Net debt to capitalization ratio									65.00%
Repayments of borrowings												$ 260,950,000	$ 507,764,000
Number of vessels, option to purchase exercised | vessel												39
Declaration of dividend
Disclosure of non-adjusting events after reporting period [line items]
Dividends per share (in USD per share) | $ / shares	$ 0.25
Major ordinary share transactions | 2023 Securities Repurchase Program
Disclosure of non-adjusting events after reporting period [line items]
Stock repurchase, number of shares repurchased (in shares) | shares											1,648,355
Stock repurchase, average purchase price (in USD per share) | $ / shares											$ 47.74
2023 $1 Billion Credit Facility | Entering into credit facilities
Disclosure of non-adjusting events after reporting period [line items]
Borrowings								$ 1,000,000,000
Number of vessels | tanker								21
Net debt to capitalization ratio								65.00%
Consolidated tangible net worth								$ 1,500,000,000
Minimum percentage aggregate fair value of collateral								140.00%
2023 $1 Billion Credit Facility | Entering into credit facilities | Consolidated liquidity requirement - scenario one
Disclosure of non-adjusting events after reporting period [line items]
Liquidity requirement								$ 25,000,000
2023 $1 Billion Credit Facility | Entering into credit facilities | Consolidated liquidity requirement - scenario two
Disclosure of non-adjusting events after reporting period [line items]
Liquidity requirement per owned ship								500,000
Liquidity requirement per chartered-in ship								250,000
2023 $1 Billion Credit Facility | Entering into credit facilities | SOFR
Disclosure of non-adjusting events after reporting period [line items]
Adjustment to interest rate basis									1.95%
2023 $1 Billion Credit Facility | Entering into credit facilities | Repayment period one
Disclosure of non-adjusting events after reporting period [line items]
Periodic borrowing payment, amount								18,900,000
Borrowings, repayment term									2 years
2023 $1 Billion Credit Facility | Entering into credit facilities | Repayment period two
Disclosure of non-adjusting events after reporting period [line items]
Periodic borrowing payment, amount								$ 12,200,000
2023 $1 Billion Credit Facility | Entering into credit facilities | Repayment period two | Minimum
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, repayment term								3 years
2023 $1 Billion Credit Facility | Entering into credit facilities | Repayment period two | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, repayment term								5 years
2023 $1 Billion Credit Facility | Entering into credit facilities | Twenty One Vessels
Disclosure of non-adjusting events after reporting period [line items]
Issuance of debt								$ 440,600,000
2023 $1 Billion Credit Facility | Entering into credit facilities | STI Supreme, STI Spiga, STI Kingsway, STI Sloane, and STI Condotti
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels | tanker														5
2023 $1 Billion Credit Facility | Entering into credit facilities | STI Supreme, STI Spiga, STI Kingsway, STI Sloan and STI Condotti
Disclosure of non-adjusting events after reporting period [line items]
Issuance of debt							$ 135,800,000
2023 $94 Million Credit Facility | Entering into credit facilities
Disclosure of non-adjusting events after reporting period [line items]
Borrowings						$ 94,000,000					$ 94,000,000
Number of vessels | vessel						2					2
Periodic borrowing payment, amount						$ 1,100,000
Net debt to capitalization ratio						65.00%
Consolidated tangible net worth						$ 1,500,000,000
Minimum percentage aggregate fair value of collateral						143.00%
Borrowings maturity, term									5 years
2023 $94 Million Credit Facility | Entering into credit facilities | Consolidated liquidity requirement - scenario one
Disclosure of non-adjusting events after reporting period [line items]
Liquidity requirement						$ 25,000,000					$ 25,000,000
2023 $94 Million Credit Facility | Entering into credit facilities | Consolidated liquidity requirement - scenario two
Disclosure of non-adjusting events after reporting period [line items]
Liquidity requirement per owned ship						500,000					500,000
Liquidity requirement per chartered-in ship						250,000					$ 250,000
2023 $94 Million Credit Facility | Entering into credit facilities | SOFR
Disclosure of non-adjusting events after reporting period [line items]
Adjustment to interest rate basis									1.70%
2023 $94 Million Credit Facility | Entering into credit facilities | STI Marshall and STI Grace
Disclosure of non-adjusting events after reporting period [line items]
Issuance of debt						43,800,000
Vessels | BCFL Lease Financing (MRs) | Lease option to purchase, option exercised | STI Amber
Disclosure of non-adjusting events after reporting period [line items]
Payments of lease liabilities, classified as financing activities						8,200,000
Vessels | 2023 $1 Billion Credit Facility | Repayment of debt obligation
Disclosure of non-adjusting events after reporting period [line items]
Repayments of borrowings						$ 288,200,000
Vessels | 2020 $225.0 Million Credit Facility | Repayment of lease obligation | STI Spiga and STI Kingsway
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels | vessel							2
Repayments of borrowings							$ 35,200,000
Vessels | 2020 $225.0 Million Credit Facility | Repayment of debt obligation | STI Spiga and STI Kingsway
Disclosure of non-adjusting events after reporting period [line items]
Repayments of borrowings							$ 35,200,000
Vessels | 2019 DNB / GIEK Credit Facility | Repayment of lease obligation | STI Condotti and STI Sloane
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels | vessel							2
Repayments of borrowings							$ 34,800,000
Vessels | 2019 DNB / GIEK Credit Facility | Repayment of debt obligation | STI Condotti and STI Sloane
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels | vessel							2
Repayments of borrowings							$ 34,800,000
Vessels | IFRS 16 - Leases - $670.0 Million | Lease option to purchase, option exercised | STI Maestro, STI Mighty, STI Modest, STI Maverick, STI Miracle and STI Millenia | MR
Disclosure of non-adjusting events after reporting period [line items]
Payments of lease liabilities, classified as financing activities								$ 145,000,000
Number of vessels, option to purchase exercised | vessel								6
Vessels | IFRS 16 - Leases - $670.0 Million | Lease option to purchase, option exercised | STI Maximum, STI Lily, and STI Lotus
Disclosure of non-adjusting events after reporting period [line items]
Payments of lease liabilities, classified as financing activities					$ 85,500,000					$ 85,500,000
Vessels | IFRS 16 - Leases - $670.0 Million | Lease option to purchase, option exercised | STI Maximum, STI Lily, and STI Lotus | MR
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels, option to purchase exercised | tanker					1
Vessels | IFRS 16 - Leases - $670.0 Million | Lease option to purchase, option exercised | STI Maximum, STI Lily, and STI Lotus | LR2
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels, option to purchase exercised | tanker					2
Vessels | IFRS 16 - Leases - $670.0 Million | Lease option to purchase, option exercised | STI Lily and STI Lotus | LR2
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels, option to purchase exercised | vessel							2
Vessels | Ocean Yield Lease Financing | Lease option to purchase, option exercised | STI Supreme | LR2
Disclosure of non-adjusting events after reporting period [line items]
Payments of lease liabilities, classified as financing activities							$ 27,800,000
Vessels | 2020 TSFL Lease Financing | Lease option to purchase, option exercised | STI Galata and STI La Boca | MR
Disclosure of non-adjusting events after reporting period [line items]
Payments of lease liabilities, classified as financing activities										38,100,000
Number of vessels, option to purchase exercised | vessel				2			2
Vessels | BCFL Lease Financing (LR2s) | Lease option to purchase, option exercised | STI Solace, STI Solidarity, and STI Stability | LR2
Disclosure of non-adjusting events after reporting period [line items]
Payments of lease liabilities, classified as financing activities			$ 58,400,000							$ 58,400,000
Number of vessels, option to purchase exercised | vessel			3				3			3
Vessels | CSSC Lease Financing | Lease option to purchase, option exercised | STI Gauntlet, STI Gladiator, STI Goal, STI Gratitude and STI Guide | LR2
Disclosure of non-adjusting events after reporting period [line items]
Payments of lease liabilities, classified as financing activities					$ 110,400,000
Number of vessels, option to purchase exercised | vessel					5		5
Vessels | 2020 CMBFL Lease Financing | Lease option to purchase, option exercised | STI Bosphorus and STI Leblon | MR
Disclosure of non-adjusting events after reporting period [line items]
Payments of lease liabilities, classified as financing activities										$ 36,500,000
Number of vessels, option to purchase exercised | vessel						2					2
Vessels | 2020 SPDBFL Lease Financing | Lease option to purchase, option exercised | STI Esles II, STI Donald C. Trasucht, STI Jardins, STI Telmo | MR
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels, option to purchase exercised | vessel						4					4
Vessels | 2020 SPDBFL Lease Financing | Lease option to purchase, option exercised | STI Jardins, STI Telmo | MR
Disclosure of non-adjusting events after reporting period [line items]
Payments of lease liabilities, classified as financing activities		$ 36,900,000
Deposit held by lessor		$ 1,400,000
Vessels | 2020 SPDBFL Lease Financing | Lease option to purchase, option exercised | STI Esles II, STI Donald C. Trasucht | MR
Disclosure of non-adjusting events after reporting period [line items]
Payments of lease liabilities, classified as financing activities				$ 38,100,000
Deposit held by lessor				$ 1,500,000
Vessels | Hamburg Commercial Credit Facility | Repayment of lease obligation | STI Veneto And STI Polplar
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels | vessel						2					2
Vessels | Hamburg Commercial Credit Facility | Repayment of debt obligation | STI Veneto And STI Polplar
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels | tanker						2					2
Repayments of borrowings						$ 31,300,000